GUARANTEES AND INDEMNITIES (Details Textual) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Participating Mortgage Loans, Mortgage Obligations, Amount	3.0	3.4	4.8